Events After The Reporting Date (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
January 14, 2018 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated amount of agreement	$ 100
February 1, 2018 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consulting and research services amount	74
April 17, 2018 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan amount	$ 500
Date of maturity of investment	January 31, 2019
Rate of interest of investment held	9.00%
Description on conversion of investment into equity	In the event of the consummation by the Third Party, on or before the Maturity Date, of a transaction or series of related transactions, in which the Third Party issues equity securities of its company in consideration of at least $4,000,000 (a “Financing”), then the outstanding Loan abovementioned, shall be automatically converted, immediately prior to the consummation of such Financing, into such number of shares issued by the Third Party in the Financing, equal to the outstanding Loan amount divided by a price per share equal to 75% of the lowest price per share paid to the Third Party in the Financing.
April 24, 2018 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount paid	$ 75